Stock Awards (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Shares	Grant-Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2013	29,503	114,896	$41.67	72	$13.91
Granted	(18,861)	18,861	$4.95	—	$—
Vested	—	—	$—	(72)	$13.91
Forfeited	4,617	(4,617)	$9.98	—	$—
Canceled	2,385	(5,196)	$118.82	—	$—

Balance at September 30, 2013	17,644	123,944	$34.01	—	$—

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Options	Grant-Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2011	2,191,821	5,543,893	$1.5218	127,500	$1.6422
2008 Plan Amendment	8,000,000	-	$-	-	$-
Granted	(1,504,635)	1,153,550	$0.6427	351,085	$0.8497
Exercised	-	(324,740)	$0.3220	-	$-
Vested	-	-	$-	(362,944)	$0.8909
Forfeited	1,247,521	(1,140,021)	$1.2928	(110,000)	$1.6050
Canceled	370,364	(925,782)	$1.7061	(641)	$2.3900

Balance at December 31, 2011	10,305,071	4,306,900	$1.3978	5,000	$1.2500
Granted	(9,785,500)	9,724,000	$0.1164	61,500	$0.1385
Vested	-	-	$-	(59,000)	$0.2325
Forfeited	1,471,073	(1,471,073)	$0.5925	-	$-
Canceled	937,342	(1,135,329)	$1.3123	-	$-

Balance at December 31, 2012	2,927,986	11,424,498	$0.4193	7,500	$0.1400

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Weighted
		Remaining	Average	Aggregate
	Number of	Contractual	Exercise	Intrinsic
Options	Shares	Life (in Years)	Price	Value

Outstanding	11,424,498	5.71	$0.4193	$2,898
Vested and expected to vest	10,262,319	5.66	$0.4502	$2,898
Exercisable	4,123,060	4.82	$0.8747	$2,898

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Nine Months Ended September 30,
	2013		2012

Risk-free interest rate	0.71% - 1.22%	0	0.71% - 1.14%
Expected term	4.75 Years		4.75 Years
Expected volatility	96.73% - 108.14%		65.02% - 98.80%
Dividend yield	0%		0%

	Year Ended December 31,
	2012		2011

Risk-free interest rate	0.71% - 1.14%	0	0.79% - 2.24%
Expected term	4.75 Years		4.75 Years
Expected volatility	65.02% - 103.61%		42.44% - 66.83%
Dividend yield	0%		0%